Property and Equipment (Tables)	9 Months Ended
Jan. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of Changes in the Value of Property and Equipment

The table below includes both property and equipment and right-of-use assets.

(in thousands)	Computer Hardware $	Furniture & Equipment $	Computer Software $	Building $	Automobile $	Leasehold Improvements $	Lab Equipment $	WIP - Leasehold Improvements $	Total $
Cost:
Balance, April 30, 2023	288	53	50	9,085	167	626	6,473	31	16,773
Additions	56	—	—	7,826	1	27	1,316	—	9,226
Disposals	(111)	(31)	(49)	(1,634)	—	(344)	(2,554)	—	(4,723)
Foreign exchange	(4)	—	(1)	(133)	(3)	(1)	(92)	—	(234)
Balance, April 30, 2024	229	22	—	15,144	165	308	5,143	31	21,042
Additions	2	17	—	—	207	20	205	76	527
Disposals	—	—	—	—	(69)	—	—	—	(69)
Foreign exchange	13	—	—	278	4	1	135	—	431
Balance, January 31, 2025	244	39	—	15,422	307	329	5,483	107	21,931

Accumulated Depreciation:
Balance, April 30, 2023	157	33	50	1,752	57	388	3,913	—	6,350
Depreciation	101	4	—	1,723	56	58	849	—	2,791
Disposals	(110)	(31)	(49)	(1,606)	—	(344)	(2,554)	—	(4,694)
Foreign exchange	(2)	—	(1)	(37)	(1)	—	(60)	—	(101)
Balance, April 30, 2024	146	6	—	1,832	112	102	2,148	—	4,346
Depreciation	41	6	—	1,425	50	49	774	—	2,345
Disposals	—	—	—	—	(69)	—	—	—	(69)
Foreign exchange	17	—	—	34	4	—	35		90
Balance, January 31, 2025	204	12	—	3,291	97	151	2,957	—	6,712

Net Book Value:
April 30, 2024	83	16	—	13,312	53	206	2,995	31	16,696
January 31, 2025	40	27	—	12,131	210	178	2,526	107	15,219